Foreign Currency Amounts (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Schedule of Foreign Currency Amount
The following tables show the amounts of assets and liabilities in foreign currency as of December 31, 2023 and 2022:

Item	12/31/2023					12/31/2022
	Total parent company and local branches	Total per currency				Total
		US dollar	Euro	Real	Other
Assets
Cash and deposits in banks	1,120,369,209	1,099,343,794	17,612,492	196,007	3,216,916	655,929,629
Debt securities at fair value through profit or loss (1)	1,737,382,765	1,737,382,765				554,106,640
Other financial assets	79,181,568	79,078,052	103,516			48,810,967
Loans and other financing	179,981,350	177,098,581	400,983		2,481,786	111,920,508
From the non-financial private sector and foreign residents	179,981,350	177,098,581	400,983		2,481,786	111,920,508
Other debt securities	88,646,176	88,646,176				167,645,854
Financial assets delivered as guarantee	55,763,750	55,710,171	53,579			15,252,397
Equity Instruments at fair value through profit or loss	344,008	344,008				496,382

Total assets	3,261,668,826	3,237,603,547	18,170,570	196,007	5,698,702	1,554,162,377

Liabilities
Deposits	1,023,465,739	1,010,835,069	12,630,670			532,572,442
Non-financial government sector	34,333,538	34,333,538				19,192,347
Financial sector	7,106,029	7,106,029				4,357,526
Non-financial private sector and foreign residents	982,026,172	969,395,502	12,630,670			509,022,569
Liabilities at fair value through profit or loss	13,817,710	13,817,710				1,638,088
Other financial liabilities	86,372,190	83,458,593	2,809,881		103,716	50,132,392
Financing from Central Bank of Argentina and other financial institutions	15,373,617	12,497,214	394,617		2,481,786	7,466,423
Issued corporate bonds	53,851,071	53,851,071				8,456,451
Subordinated corporate bonds	328,227,793	328,227,793				224,617,825
Other non-financial liabilities	4,526,525	4,526,132	393			168,362

Total liabilities	1,525,634,645	1,507,213,582	15,835,561		2,585,502	825,051,983

(1)	Mainly including Argentine government discount bonds in dual currency for 1,488,174,537 and Argentine government Treasury bonds tied to the US dollar for 190,164,590.